Acquisitions and Divestitures - Spectrum License Transactions (Details) $ in Millions	1 Months Ended	3 Months Ended			12 Months Ended
	Jan. 31, 2015 USD ($) License	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Cash paid to acquire spectrum licenses					$ 583	$ 534	$ 9,942
Gain on sale of licenses					270	142	254
FCC spectrum licenses auction
Business Acquisition [Line Items]
Number of FCC auction spectrum licenses | License	181
Cash paid to acquire spectrum licenses	$ 10,400		$ 9,500				$ 9,500
Deposit related to participation in auction				$ 900
Affiliates of T-Mobile USA, Inc. | AWS and PCS spectrum licenses
Business Acquisition [Line Items]
Intangible assets acquired		$ 400			400
Affiliates of AT&T Inc. | AWS and PCS spectrum licenses
Business Acquisition [Line Items]
Intangible assets acquired					1,000	400
Affiliates of Sprint Corporation | PCS spectrum licenses
Business Acquisition [Line Items]
Intangible assets acquired					100
Selling, general and administrative expense | Affiliates of T-Mobile USA, Inc. | AWS and PCS spectrum licenses
Business Acquisition [Line Items]
Gain on sale of licenses		$ 300			100
Selling, general and administrative expense | Affiliates of AT&T Inc. | AWS and PCS spectrum licenses
Business Acquisition [Line Items]
Gain on sale of licenses					$ 100	100
Selling, general and administrative expense | Affiliates of Sprint Corporation | AWS and PCS spectrum licenses
Business Acquisition [Line Items]
Intangible assets acquired						$ 300